Shareholder Report, Average Annual Return (Details)	4 Months Ended
Dec. 31, 2025
Without Sales Load [Member] | C000261794
Average Annual Return [Line Items]
Average Annual Return, Percent	1.06%
Without Sales Load [Member] | C000261798
Average Annual Return [Line Items]
Average Annual Return, Percent	0.79%
Without Sales Load [Member] | C000261795
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%
Without Sales Load [Member] | C000261799
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
Without Sales Load [Member] | C000261796
Average Annual Return [Line Items]
Average Annual Return, Percent	2.20%
Without Sales Load [Member] | C000261790
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%
Without Sales Load [Member] | C000261797
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%
Without Sales Load [Member] | C000261791
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%
Without Sales Load [Member] | C000261792
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%
Without Sales Load [Member] | C000261789
Average Annual Return [Line Items]
Average Annual Return, Percent	1.26%
Without Sales Load [Member] | C000261793
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%
Bloomberg U.S. Treasury TIPS 1-5 Years Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.12%
Bloomberg Municipal 1-5 Year Blend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.95%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%
Bloomberg Municipal 1-10 Year Blend Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%
Bloomberg US Treasury Inflation Notes TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%
Bloomberg 1-15 Yr. Municipal Index Total Return Index Unhedged
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%
Bloomberg US Treasury Inflation Notes TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%
ICE Intermediate Term Focused Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.66%
ICE Short Term Focused Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
ICE All Maturity Focused Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
Bloomberg Barclays Capital US Aggregate Bond Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.86%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%